NON-RECOURSE BORROWINGS - Schedule of Borrowings By Currency (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 CLF ( )	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 103,209										$ 63,721
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	72,747										39,164
British pounds
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,200								£ 5,643		6,117								£ 4,525
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6,285						$ 8,573				5,272						$ 6,627
Australian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,968							$ 4,210			3,518							$ 4,506
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,825	R$ 14,820									2,677	R$ 8,856
Korean won
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,613									₩ 1,797,415	1,682									₩ 1,795,518
Colombian pesos
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,855			$ 6,025,270							1,556			$ 4,645,648
Indian rupees
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,026					₨ 140,694					1,346					₨ 85,720
Chilean unidades de fomento
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	837				21						976				22
Other
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	589										647
European Union euros
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 3,264		€ 2,846								$ 766		€ 638